Derivative Instruments	12 Months Ended
Dec. 31, 2010
Derivative Instruments [Abstract]
Derivative Instruments
11. Derivative Instruments
     We are exposed to various market risks, including the potential loss arising from adverse changes in interest rates. We may elect to use financial derivative instruments to hedge interest rate exposure. These decisions are principally based on our policy to manage the general trend in interest rates at the applicable dates and our perception of the future volatility of interest rates. Derivatives are recorded at fair value on the balance sheet as assets or liabilities. The valuation of derivative instruments requires us to make estimates and judgments that affect the fair value of the instruments. Fair values of our derivatives are estimated by pricing models that consider the forward yield curves and discount rates. Such amounts and the recognition of such amounts are subject to significant estimates that may change in the future.
     The following is a summary of the fair value of our derivative instruments (dollars in thousands):

	Balance Sheet	Fair Value
	Location	December 31, 2010	December 31, 2009
Cash flow hedge interest rate swaps	Other liabilities	$482	$2,381
Cash Flow Hedges
     For instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income (“OCI”), and reclassified into earnings in the same period, or periods, during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in earnings. Approximately $1,643,000 of losses, which are included in accumulated other comprehensive income (“AOCI”), are expected to be reclassified into earnings in the next 12 months.
     The following presents the impact of derivative instruments on the statement of operations and OCI for the periods presented (dollars in thousands):

		Year Ended
	Location	December 31, 2010	December 31, 2009	December 31, 2008
Gain (loss) on interest rate swap recognized in OCI (effective portion)	n/a	$(10,307)	$(3,513)	$7,669
Gain (loss) reclassified from AOCI into income (effective portion)	Interest expense	(2,244)	(971)	(160)
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	Realized loss	—	—	(23,393)
     On August 7, 2009, we entered into an interest rate swap (the “August 2009 Swap”) for a total notional amount of $52,198,000 to hedge seven years of interest payments associated with long-term LIBOR based borrowings. This swap was terminated on September 30, 2010 for a cash payment of $6,645,000 which has been deferred and included as a component of accumulated other comprehensive income. The effective portion is being amortized over the remaining term of the original swap as an adjustment to the yield on our LIBOR-based debt. The August 2009 Swap had an effective date of August 12, 2009 and a maturity date of September 1, 2016. The August 2009 Swap had the economic effect of fixing $52,198,000 at 3.93% plus a credit spread for seven years. The August 2009 Swap had been designated as a cash flow hedge and we expected it to be highly effective at offsetting changes in cash flows of interest payments on $52,198,000 of long-term debt due to changes in the LIBOR swap rate.
     On September 28, 2009, we entered into an interest rate swap (the “September 2009 Swap”) for a total notional amount of $48,155,000 to hedge seven years of interest payments associated with long-term LIBOR based borrowings. This swap was terminated on September 30, 2010 for a cash payment of $4,365,000 which has been deferred and included as a component of accumulated other comprehensive income. The effective portion is being amortized over the remaining term of the original swap as an adjustment to the yield on our LIBOR-based debt. The September 2009 Swap had an effective date of September 30, 2009 and a maturity date of October 1, 2016. The September 2009 Swap had the economic effect of fixing $48,155,000 at 3.2675% plus a credit spread for seven years. The September 2009 Swap had been designated as a cash flow hedge and we expected it to be highly effective at offsetting changes in cash flows of interest payments on $48,155,000 of long-term debt due to changes in the LIBOR swap rate.
     On December 31, 2010, we assumed an interest rate swap (the “December 2010 Swap”) for a total notional amount of $12,650,000 to hedge interest payments associated with long-term LIBOR based borrowings. The December 2010 Swap has an effective date of December 31, 2010 and a maturity date of December 31, 2013. The December 2010 Swap has the economic effect of fixing $12,650,000 at 5.50% plus a credit spread through the swap’s maturity. In January 2011, the December 2010 Swap was designated as a cash flow hedge and we expect it to be highly effective at offsetting changes in cash flows of interest payments on $12,650,000 of long-term debt due to changes in the LIBOR swap rate.
     During the year ended December 31, 2008, we recognized a realized loss on derivatives of $23,393,000 related to forward-starting interest rate swaps that were in place to hedge future debt issuances when the timing of those issuances was revised.
Fair Value Hedges
     For derivative instruments that are designated as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged risk are recognized in current earnings. There were no outstanding fair value hedges at December 31, 2010 or December 31, 2009.